Discontinued operations - Additional Information (Detail) - RUB (₽) ₽ in Millions			12 Months Ended
	Apr. 21, 2020	Jun. 30, 2016	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Apr. 30, 2020
Disclosure of analysis of single amount of discontinued operations [line items]
Proportion of voting rights held in subsidiary		100.00%
Consideration transferred, acquisition-date fair value	₽ 89,000
Other non-current financial liabilities						₽ 49,418
Gain on sale of discontinued operations	45,580
Gazprombank [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Finance costs from discontinued operations			₽ 1,217	₽ 4,145	₽ 3,796
Gazprombank [member] | Elga Coal Complex [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Proportion of voting rights held in subsidiary		49.00%
Other non-current financial liabilities	₽ 49,418
A Third Party [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Proportion of ownership interest in subsidiary	51.00%